SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Fair Value of Financial Instruments (Details)	Sep. 30, 2025 USD ($)
Fair value
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative liability	$ 230,379
Total financial liabilities in fair value hierarchy	230,379
Fair value | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative liability	230,379
Total financial liabilities in fair value hierarchy	230,379
Book value
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative liability	230,379
Total financial liabilities in fair value hierarchy	$ 230,379